Equity - Earnings (Losses) Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras	$ 7,173	$ (91)	$ (4,838)
Net income (loss) attributable to shareholders of Petrobras, discontinued operations	6,572	(347)	(4,780)
Net income (loss) attributable to shareholders of Petrobras, discontinued operations	$ 601	$ 256	$ (58)
Weighted average number of outstanding shares	13,044,496,930	13,044,496,930	13,044,496,930
Basic and diluted earnings (losses) per share - in U.S. dollars	$ 0.55	$ (0.01)	$ (0.37)
Basic and diluted earnings (losses) per share from continuing operation- in U.S. dollars	0.50	(0.03)	(0.36)
Basic and diluted earnings (losses) per share from discontinuing operation- in U.S. dollars	0.05	0.02	(0.01)
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	1.10	(0.02)	(0.74)
Basic and diluted earnings (losses) per ADS equivalent continuing operation-in U.S. dollars	1.00	(0.06)	(0.72)
Basic and diluted earnings (losses) per ADS equivalent discontinuing operation-in U.S. dollars	$ 0.10	$ 0.04	$ (0.02)
Common Shares [member]
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras	$ 4,093	$ (52)	$ (2,760)
Net income (loss) attributable to shareholders of Petrobras, discontinued operations	3,750	(198)	(2,727)
Net income (loss) attributable to shareholders of Petrobras, discontinued operations	$ 343	$ 146	$ (33)
Weighted average number of outstanding shares	7,442,454,142	7,442,454,142	7,442,454,142
Basic and diluted earnings (losses) per share - in U.S. dollars	$ 0.55	$ (0.01)	$ (0.37)
Basic and diluted earnings (losses) per share from continuing operation- in U.S. dollars	0.50	(0.03)	(0.36)
Basic and diluted earnings (losses) per share from discontinuing operation- in U.S. dollars	0.05	0.02	(0.01)
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	1.10	(0.02)	(0.74)
Basic and diluted earnings (losses) per ADS equivalent continuing operation-in U.S. dollars	1.00	(0.06)	(0.72)
Basic and diluted earnings (losses) per ADS equivalent discontinuing operation-in U.S. dollars	$ 0.10	$ 0.04	$ (0.02)
Preference Shares [member]
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras	$ 3,080	$ (39)	$ (2,078)
Net income (loss) attributable to shareholders of Petrobras, discontinued operations	2,822	(149)	(2,053)
Net income (loss) attributable to shareholders of Petrobras, discontinued operations	$ 258	$ 110	$ (25)
Weighted average number of outstanding shares	5,602,042,788	5,602,042,788	5,602,042,788
Basic and diluted earnings (losses) per share - in U.S. dollars	$ 0.55	$ (0.01)	$ (0.37)
Basic and diluted earnings (losses) per share from continuing operation- in U.S. dollars	0.50	(0.03)	(0.36)
Basic and diluted earnings (losses) per share from discontinuing operation- in U.S. dollars	0.05	0.02	(0.01)
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	1.10	(0.02)	(0.74)
Basic and diluted earnings (losses) per ADS equivalent continuing operation-in U.S. dollars	1.00	(0.06)	(0.72)
Basic and diluted earnings (losses) per ADS equivalent discontinuing operation-in U.S. dollars	$ 0.10	$ 0.04	$ (0.02)